Employee benefits (Tables)	12 Months Ended
Dec. 31, 2017
Employee benefits
Change in benefit obligations, plan assets and funded status recognized in balance sheet

	2017	2016	2017	2016
	Defined pension		Other postretirement
($ in millions)	benefits		benefits
Benefit obligations at January 1,	10,896	11,224	147	178
Service cost	228	249	1	1
Interest cost	249	280	5	6
Contributions by plan participants	82	74	—	—
Benefit payments	(590)	(596)	(11)	(11)
Benefit obligations of businesses acquired (divested)	64	(26)	—	—
Actuarial (gain) loss	228	375	(11)	(17)
Plan amendments and other	(22)	(76)	(1)	(10)
Exchange rate differences	812	(608)	2	—
Benefit obligation at December 31,	11,947	10,896	132	147
Fair value of plan assets at January 1,	9,493	9,743	—	—
Actual return on plan assets	644	659	—	—
Contributions by employer	229	270	11	11
Contributions by plan participants	82	74	—	—
Benefit payments	(590)	(596)	(11)	(11)
Plan assets of businesses acquired (divested)	52	—	—	—
Plan amendments and other	(50)	(133)	—	—
Exchange rate differences	674	(524)	—	—
Fair value of plan assets at December 31,	10,534	9,493	—	—
Funded status — underfunded	(1,413)	(1,403)	(132)	(147)

Amount recognized in Accumulated other comprehensive loss

	December 31,
	2017	2016	2015	2017	2016	2015
	Defined pension			Other postretirement
($ in millions)	benefits			benefits
Net actuarial (loss) gain	(2,321)	(2,237)	(2,383)	20	10	(8)
Prior service credit	99	108	127	27	31	33
Amount recognized in OCI(1) and NCI(2)	(2,222)	(2,129)	(2,256)	47	41	25
Taxes associated with amount recognized
in OCI and NCI	503	487	512	—	—	—
Amount recognized in OCI and NCI, net of tax(3)	(1,719)	(1,642)	(1,744)	47	41	25

(1)              OCI represents “Accumulated other comprehensive loss”.

(2)              NCI represents “Noncontrolling interests”.

(3)              NCI, net of tax, amounted to $0 million at December 31, 2017, 2016 and 2015.

Schedule of amounts recognized in balance sheet

	December 31,
	2017	2016	2017	2016
	Defined pension		Other postretirement
($ in millions)	benefits		benefits
Overfunded plans	122	68	—	—
Underfunded plans — current	(18)	(16)	(12)	(13)
Underfunded plans — non-current	(1,517)	(1,455)	(120)	(134)
Funded status - underfunded	(1,413)	(1,403)	(132)	(147)

	December 31,
($ in millions)	2017	2016
Non-current assets
Overfunded pension plans	122	68
Other employee-related benefits	22	22
Prepaid pension and other employee benefits	144	90

	December 31,
($ in millions)	2017	2016
Current liabilities
Underfunded pension plans	(18)	(16)
Underfunded other postretirement benefit plans	(12)	(13)
Other employee-related benefits	(17)	(30)
Pension and other employee benefits (see Note 13)	(47)	(59)

	December 31,
($ in millions)	2017	2016
Non-current liabilities
Underfunded pension plans	(1,517)	(1,455)
Underfunded other postretirement benefit plans	(120)	(134)
Other employee-related benefits	(245)	(245)
Pension and other employee benefits	(1,882)	(1,834)

Difference of PBO and fair value of plan assets

	December 31,
	2017			2016
($ in millions)	PBO	Assets	Difference	PBO	Assets	Difference
PBO exceeds assets	11,034	9,499	(1,535)	9,892	8,420	(1,472)
Assets exceed PBO	913	1,035	122	1,004	1,073	69
Total	11,947	10,534	(1,413)	10,896	9,493	(1,403)

Difference of ABO and fair value of plan assets

	December 31,
	2017			2016
($ in millions)	ABO	Assets	Difference	ABO	Assets	Difference
ABO exceeds assets	9,421	7,914	(1,507)	9,612	8,406	(1,206)
Assets exceed ABO	2,262	2,620	358	1,000	1,087	87
Total	11,683	10,534	(1,149)	10,612	9,493	(1,119)

Component of net periodic benefit cost

	2017	2016	2015	2017	2016	2015
	Defined pension			Other postretirement
($ in millions)	benefits			benefits
Service cost	228	249	267	1	1	1
Interest cost	249	280	305	5	6	8
Expected return on plan assets	(407)	(402)	(456)	—	—	—
Amortization of prior service cost (credit)	11	40	38	(5)	(12)	(9)
Amortization of net actuarial loss	91	85	112	(1)	—	1
Curtailments, settlements and special termination benefits	16	41	20	(1)	—	—
Net periodic benefit cost	188	293	286	(1)	(5)	1

Weighted-average assumptions, Benefit obligation

	December 31,
	2017	2016	2017	2016
	Defined pension		Other postretirement
(in %)	benefits		benefits
Discount rate	2.0	2.3	3.2	3.3
Rate of compensation increase	1.6	1.7	—	—
Rate of pension increase	1.0	1.0	—	—

Weighted-average assumptions, Net periodic benefit cost

	2017	2016	2015	2017	2016	2015
	Defined pension			Other postretirement
(in %)	benefits			benefits
Discount rate	2.3	2.6	2.6	3.3	3.6	3.5
Expected long-term rate of return on plan assets	4.2	4.3	4.6	—	—	—
Rate of compensation increase	1.7	1.5	1.7	—	—	—

Health care cost trend assumptions

	December 31,
	2017	2016
Health care cost trend rate assumed for next year	7.1%	7.3%
Rate to which the trend rate is assumed to decline (the ultimate trend rate)	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	2028	2028

One-percentage-point change in assumed health care cost trend rates
	1-percentage-point
($ in millions)	Increase	Decrease
Effect on postretirement benefit obligation	7	(6)

Target asset allocation on weighted-average basis
(in %)	Target
Asset class
Equity	21
Fixed income	59
Real estate	12
Other	8
100

Fair value of pension plan assets by asset category

	December 31, 2017
				Total
($ in millions)	Level 1	Level 2	Level 3	fair value
Asset class
Equity
Equity securities	274	—	—	274
Mutual funds/commingled funds	—	1,772	—	1,772
Emerging market mutual funds/commingled funds	—	507	—	507
Fixed income
Government and corporate securities	564	1,092	—	1,656
Government and corporate—mutual funds/commingled funds	—	3,622	—	3,622
Emerging market bonds—mutual funds/commingled funds	—	708	—	708
Real estate	—	9	1,355	1,364
Insurance contracts	—	113	—	113
Cash and short-term investments	162	140	—	302
Private equity	—	—	128	128
Hedge funds	—	—	15	15
Commodities	—	73	—	73
Total	1,000	8,036	1,498	10,534

	December 31, 2016
				Total
($ in millions)	Level 1	Level 2	Level 3	fair value
Asset class
Equity
Equity securities	244	—	—	244
Mutual funds/commingled funds	—	1,610	—	1,610
Emerging market mutual funds/commingled funds	—	337	—	337
Fixed income
Government and corporate securities	449	909	—	1,358
Government and corporate—mutual funds/commingled funds	—	3,446	—	3,446
Emerging market bonds—mutual funds/commingled funds	—	692	—	692
Real estate	—	33	1,116	1,149
Insurance contracts	—	99	—	99
Cash and short-term investments	260	104	—	364
Private equity	—	—	114	114
Hedge funds	—	—	13	13
Commodities	—	67	—	67
Total	953	7,297	1,243	9,493

Reconciliation of assets fair value using significant unobservable inputs (Level 3)

	Private	Hedge	Real	Total
($ in millions)	equity	funds	estate	Level 3
Balance at January 1, 2016	123	94	1,106	1,323
Return on plan assets
Assets still held at December 31, 2016	(9)	—	82	73
Assets sold during the year	15	(4)	—	11
Purchases (sales)	(13)	(77)	(1)	(91)
Transfers from Level 3	1	—	(3)	(2)
Exchange rate differences	(3)	—	(68)	(71)
Balance at December 31, 2016	114	13	1,116	1,243
Return on plan assets
Assets still held at December 31, 2017	4	—	27	31
Assets sold during the year	10	—	5	15
Purchases (sales)	(6)	2	142	138
Exchange rate differences	6	—	65	71
Balance at December 31, 2017	128	15	1,355	1,498

Schedule of employer contributions to pension and other postretirement benefit plans

	2017	2016	2017	2016
	Defined pension		Other postretirement
($ in millions)	benefits		benefits
Total contributions to defined benefit pension and
other postretirement benefit plans	229	270	11	11
Of which, discretionary contributions to defined benefit pension plans	15	15	—	—

Expected future cash flows of pension and postretirement benefit plans
	Defined	Other
	pension	postretirement
($ in millions)	benefits	benefits
2018	682	12
2019	632	12
2020	632	11
2021	613	11
2022	611	11
Years 2023 - 2027	2,948	46